Fees Summary	Apr. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 567,000
Previously Paid Amount	0.00
Total Fee Amount	86.81
Total Offset Amount	0.00
Net Fee	86.81
Narrative - Max Aggregate Offering Price	$ 567,000
Final Prospectus	true